Financial Risk Management - Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Consolidated Statement of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents	₩ 3,541,597	₩ 4,218,099	₩ 3,336,003	₩ 2,365,022
Deposits in banks	743,316	78,663
Trade accounts and notes receivable	4,574,789	3,517,512
Non-trade receivables	108,875	140,616
Accrued income	13,024	3,864
Deposits	45,620	30,947
Short-term loans	22,518	28,491
Long-term loans	19,939	13,899
Long-term non-trade receivable	2,376	0
Derivatives	10,925	167,625
Borrowings	10,052,245	11,296,898
Bonds	1,595,801	1,910,241
Trade accounts and notes payable	4,814,055	3,779,290
Other accounts payable	3,401,346	2,781,941
Long-term other accounts payable	496,083	30
Security deposits	11,199	12,539
Lease liabilities	84,326	83,431	₩ 88,512
Finance lease receivables	18,209	22,262
Unsecured Convertible Bonds Fair Value Disclosure	1,015,760	861,675
Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivatives	10,925	167,625
Borrowings	10,064,068	11,328,418
Bonds	1,596,044	1,923,517
Unsecured Convertible Bonds Fair Value Disclosure	1,015,760	861,675
Financial liabilities effective for cash flow for hedging	13,400
Equity instrument [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	48,805	13,223
Equity instrument [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	48,805	13,223
Convertible securities [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	2,758	2,377
Convertible securities [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	2,758	2,377
Derivatives [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	65,612	9,363
Financial assets effective for cash flow hedging	905
Financial liabilities effective for cash flow for hedging	13,400
Derivatives [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	65,612	9,363
Financial assets effective for cash flow hedging	905
Financial liabilities effective for cash flow for hedging	13,400
Debt instrument [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	48	72
Debt instrument [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	₩ 48	₩ 72